Advances from Federal Home Loan Bank - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Federal Home Loan Bank Advances [Line Items]
Maturity year of borrowings with right to call at par	2017
Maturity year of investment with monthly principal payment	2019
Amortization period of principal balance	10 years
Percentage of prepayment rate	5.00%
Agreement of first mortgage loan and non-residential real estate loan	125.00%
Additional borrowing capacity	$ 40,600,000
Additional collateral pledged that could be pledged to FHLB	71,300,000
BVA Compass Bank [Member]
Federal Home Loan Bank Advances [Line Items]
Approved line of credit	8,000,000
Bva Compass Bank and Cincinnati [Member] | Overnight Line of Credit [Member]
Federal Home Loan Bank Advances [Line Items]
Overnight lines of credit outstanding amount	0
FHLB [Member]
Federal Home Loan Bank Advances [Line Items]
Approved line of credit	$ 30,000,000